Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Metal sales	$ 1,322,581	$ 1,008,501
Cost of sales
Production costs	564,158	478,947
Depreciation and amortization	251,450	261,087
Cost of sales	815,608	740,034
Earnings from mine operations	506,973	268,467
Exploration and evaluation expenses	23,788	22,422
Mine standby costs	11,269	16,106
General and administrative expenses	36,240	39,788
Employee benefit plan expense	3,584	4,228
Share-based payments expense	11,872	10,195
Write-down of assets	6,135	9,719
Foreign exchange gain	(5,308)	(16,000)
Earnings from operations	419,393	182,009
Other income	39,050	14,195
Finance costs	(23,049)	(32,839)
Earnings from continuing operations before income tax	435,394	163,365
Income tax expense	134,758	57,575
Net earnings from continuing operations	300,636	105,790
Net loss from discontinued operations, net of tax	(13,676)	(4,407)
Net earnings for the year	286,960	101,383
Net earnings (loss) attributable to:
Shareholders of the Company	289,121	104,630
Non-controlling interests	(2,161)	(3,247)
Net earnings for the year	286,960	101,383
Net earnings (loss) attributable to shareholders of the Company:
Continuing operations	300,909	106,183
Discontinued operations	(11,788)	(1,553)
Earnings (loss) attributable to shareholders of the Company	289,121	104,630
Net loss attributable to non-controlling interests:
Continuing operations	(273)	(393)
Discontinued operations	(1,888)	(2,854)
Net (loss) earnings attributable to non-controlling interests	$ (2,161)	$ (3,247)
Weighted average number of shares outstanding:
Basic (in shares)	203,983,457	194,448,367
Diluted (in shares)	205,541,542	195,328,506
Net earnings per share attributable to shareholders of the Company:
Basic earnings per share (in dollars per share)	$ 1.42	$ 0.54
Diluted earnings per share (in dollars per share)	1.41	0.54
Net earnings per share attributable to shareholders of the Company - Continuing operations:
Basic earnings per share (in dollars per share)	1.48	0.55
Diluted earnings per share (in dollars per share)	$ 1.46	$ 0.54